UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS International Fund

	Shares	Value ($)

Common Stocks 94.0%
Australia 3.3%
BHP Billiton Ltd.	764,300	21,472,375
Woodside Petroleum Ltd.	403,600	14,081,036

(Cost $29,307,448)		35,553,411
Austria 2.8%
Intercell AG*	554,693	16,710,517
Voestalpine AG	483,800	13,957,779

(Cost $25,053,759)		30,668,296
Belgium 2.0%
Fortis* (Cost $17,072,827)	5,734,300	21,999,577

Brazil 1.2%
Petroleo Brasileiro SA (ADR) (a) (Cost $10,748,978)	290,000	12,768,700
China 5.8%
China Life Insurance Co., Ltd. "H"	5,765,900	21,056,587
Industrial & Commercial Bank of China Ltd. "H"	31,716,000	19,960,929
PetroChina Co., Ltd. "H"	19,972,000	22,929,234

(Cost $56,599,801)		63,946,750
Denmark 2.1%
Carlsberg AS "B" (a) (Cost $37,931,162)	360,275	23,045,254
Finland 3.7%
Fortum Oyj	888,900	21,839,419
Nokia Oyj	1,212,400	18,569,384

(Cost $48,863,419)		40,408,803
France 6.7%
Alstom SA	178,626	11,346,737
AXA SA	986,712	18,477,512
BNP Paribas (a)	263,867	18,344,973
Compagnie de Saint-Gobain (a)	413,309	15,081,327
Electricite de France (a)	201,981	10,590,242

(Cost $55,649,300)		73,840,791
Germany 12.4%
Allianz SE (Registered)	204,451	20,154,879
BASF SE	377,600	15,945,965
Bayer AG (a)	279,646	15,923,503
Daimler AG (Registered)	459,600	16,856,095
Deutsche Telekom AG (Registered)	1,195,800	13,752,647
E.ON AG	551,009	19,482,204
Fresenius Medical Care AG & Co. KGaA (a)	476,647	19,977,777
Linde AG (a)	161,300	13,474,296

(Cost $127,935,348)		135,567,366
Hong Kong 2.0%
China Mobile Ltd. (Cost $24,851,454)	2,229,000	21,796,228
Ireland 2.2%
CRH PLC (Cost $22,065,582)	1,019,350	24,142,944
Italy 2.1%
Saipem SpA (Cost $22,004,151)	895,000	22,855,842
Japan 10.9%
Canon, Inc.	503,800	16,726,277
Japan Tobacco, Inc.	3,911	11,303,189
Komatsu Ltd.	898,300	13,120,864
Mitsubishi Corp.	873,800	16,582,792
Mitsui & Co., Ltd.	1,258,000	15,974,339
Nintendo Co., Ltd.	42,800	11,627,619
Seven & I Holdings Co., Ltd.	447,000	10,823,375
Toyota Motor Corp.	589,700	23,623,301

(Cost $125,777,230)		119,781,756
Luxembourg 2.1%
ArcelorMittal (Cost $23,869,336)	697,720	23,248,168

Netherlands 2.8%
ING Groep NV (CVA)	1,668,100	17,790,659
Koninklijke (Royal) Philips Electronics NV	666,700	12,565,211

(Cost $28,225,480)		30,355,870
Norway 3.5%
DnB NOR ASA*	2,389,000	20,043,602
StatoilHydro ASA (a)	881,500	18,570,559

(Cost $32,126,033)		38,614,161
Russia 2.2%
Gazprom (ADR)	824,550	19,368,576
Gazprom OAO (ADR)	203,150	4,686,670

(Cost $35,540,026)		24,055,246
Spain 3.8%
Banco Santander SA	1,894,500	20,425,289
Grifols SA	285,513	5,149,174
Telefonica SA	720,675	15,567,687

(Cost $31,581,649)		41,142,150
Sweden 1.2%
Hennes & Mauritz AB "B" (Cost $10,725,843)	276,700	13,215,926
Switzerland 10.7%
ABB Ltd. (Registered)*	1,156,967	19,068,330
Compagnie Financiere Richemont SA "A"	659,832	14,444,203
Credit Suisse Group AG (Registered)	475,362	21,273,031
Nestle SA (Registered)	574,293	20,868,943
UBS AG (Registered)*	1,202,056	18,173,309
Xstrata PLC	1,992,845	22,725,907

(Cost $85,873,146)		116,553,723
United Kingdom 10.5%
AMEC PLC	1,589,649	17,386,014
Babcock International Group PLC	648,670	4,861,273
BG Group PLC	1,328,088	24,338,800
HSBC Holdings PLC	3,276,778	29,925,586
Imperial Tobacco Group PLC	632,335	16,435,320
Marks & Spencer Group PLC	1,982,119	9,121,450
Vodafone Group PLC	6,767,452	12,735,637

(Cost $109,027,615)		114,804,080

Total Common Stocks (Cost $960,829,587)		1,028,365,042
Exchange-Traded Fund 3.8%
Japan
iShares MSCI Japan Index Fund (a) (Cost $51,898,340)	4,483,301	42,008,530
Securities Lending Collateral 14.0%
Daily Assets Fund Institutional, 0.53% (b) (c) (Cost $153,529,835)	153,529,835	153,529,835
Cash Equivalents 1.7%
Cash Management QP Trust, 0.39% (b) (Cost $18,627,505)	18,627,505	18,627,505

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,184,885,267) †	113.5	1,242,530,912
Other Assets and Liabilities, Net	(13.5)	(148,272,010)

Net Assets	100.0	1,094,258,902

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,210,808,631. At May 31, 2009, net unrealized appreciation for all securities based on tax cost was $31,722,281. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $168,378,363 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $136,656,082.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2009 amounted to $150,327,038 which is 13.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International

At May 31, 2009, the DWS International Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	247,625,933	24.1%
Energy	156,985,431	15.3%
Materials	134,967,434	13.1%
Industrials	108,600,873	10.6%
Consumer Staples	82,476,081	8.0%
Consumer Discretionary	77,260,975	7.5%
Telecommunication Services	63,852,199	6.2%
Health Care	57,760,971	5.6%
Utilities	51,911,865	5.0%
Information Technology	46,923,280	4.6%
Total	1,028,365,042	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements

.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 212,993,736
Level 2	1,029,537,176
Level 3	-

Total	$ 1,242,530,912

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009